Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - CNY (¥)	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Penalty payable	¥ 42,914,000	¥ 48,021,000	[1]	¥ 13,282,000	[1]
Refundable deposits from members, current	54,077,000	54,999,000		80,935,000
Payable for investments and acquisitions	46,470,000	46,470,000
Accrued payroll	10,983,000	19,062,000		26,719,000
VAT and other taxes payable	19,969,000	18,561,000
Others	8,220,000	23,692,000		11,513
Third-party loans	33,023,000	53,192,000	[2]	34,366,000	[2]
Total	¥ 215,656,000	¥ 263,997,000		¥ 276,577,000

[1]	This item represents penalty for early termination of lease and overdue rent.
[2]	This item represents loans borrowed from third party individuals or companies which need to repay within one year with annual interest rate from 4.85% to 20%.